HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets Held For Sale [Roll Forward]
Balance, beginning of year	$ 131,577
Balance, end of year	102,591	$ 131,577
Held for sale
Assets Held For Sale [Roll Forward]
Balance, beginning of year	1,852	576
Disposals	(36,538)	(525)
Fair value adjustments	37	(67)
Foreign currency translation	(34)	1
Acquisition of Foreign Investments	0	47
Other	284	22
Balance, end of year	3,100	1,852
Held for sale | Other subsidiaries
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	3,764	1,798
Held for sale | BSREP IV
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	$ 33,735	$ 0